DEFERRED REVENUE - (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
DEFERRED REVENUE.
Balance, beginning of year	$ 852	$ 43,228
Additions to deferred revenue	10,963	7,499
Revenue recognized during the year	(7,360)	(10,726)
Foreign exchange impact	(2,968)	352
Liabilities classified as held for sale/sold	(79)	(39,501)
Balance, end of year	$ 1,408	$ 852